Note 2 - Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Due from Employees (in Dollars)	$ 1,056,423
Impairment of Long-Lived Assets Held-for-use (in Dollars)		3,035,265
Goodwill, Impairment Loss (in Dollars)		13,463,224
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill) (in Dollars)		1,042,819
Estimated Subscription Fee Refunds, Receivable (in Dollars)	364,445	1,242,226
Value Added Tax, Rate	6.00%
Business Tax On Services Provided, Expense (in Dollars)	639,880	1,478,653	1,692,069
Value Added Tax Payable, As A Percentage of Subscription-Based Revenue, Threshold For Refund Of Excess Value Added Tax	3.00%
Value Added Tax Receivable (in Dollars)	1,348,564	3,140,764	3,711,613
Advertising Expense (in Dollars)	753,107	3,134,198	6,077,608
Cost Method Investments (in Dollars)	802,202
Value Added Tax On Subscription-Based Revenue [Member] | The Group's PRC Subsidiaries, VIEs and VIEs' Subsidiaries [Member]
Value Added Tax, Rate	17.00%
Minimum [Member]
Business Tax On Services Provided	3.00%
Maximum [Member]
Business Tax On Services Provided	5.00%
Denominated in RMB [Member]
Cash Equivalents, at Carrying Value (in Dollars)	$ 26,848,249	$ 52,146,828	$ 92,922,206